Guarantor and Non-Guarantor Financial Information (Details Textual) (USD $) In Millions, unless otherwise specified	Apr. 30, 2012	Oct. 18, 2011	Apr. 30, 2011
Guarantor and Non Guarantor Financial Information (Textual) [Abstract]
Interest rate on notes		3.50%
Percentage ownership of wholly-owned subsidiaries		100.00%
3.50% Notes due October 15, 2021 [Member]
Guarantor and Non Guarantor Financial Information (Textual) [Abstract]
Amount of guaranteed notes issued		$ 750.0
Interest rate on notes	3.50%	3.50%	3.50%